Parasnand Madho
Director
Corporate Actions & Market Watch

Received SEC

FEB 07 2013

Washington, DC 20549

NYSE EURONEXT

[redacted]

13000136

February 7, 2013

CERT/NYS

001-35808

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, ZAIS FINANCIAL CORP., Common Stock, $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on February 5, 2013. Tentative listing date – February 8, 2013.

Sincerely,

February 4, 2013

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
www.nyx.com